SCHEDULE OF RECURRING FAIR VALUE MEASUREMENTS OF THE FAIR VALUE HIERARCHY (Details) - 12 months ended Jun. 30, 2025	USD ($)	HKD ($)
Platform Operator, Crypto Asset [Line Items]
Financial asset contingent receivable, beginning balance
Financial asset contingent receivable, ending balance	$ 215,385	1,680,000
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Financial asset contingent receivable, beginning balance
Financial asset contingent receivable, Addition		1,680,000
Change of fair value recognized in other income (expense)
Financial asset contingent receivable, ending balance	$ 215,385	$ 1,680,000